Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Statement Of Comprehensive Income [Abstract]
Loss	¥ (401,281)	$ (59,791)	¥ (942,481)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(74,273)	(11,067)	5,523
Changes in the fair value of debt instruments at fair value through other comprehensive income	(1,311)	(195)
Items that will not be reclassified to profit or loss
Exchange differences on translation of foreign operations	142,630	21,252	(21,846)
Other comprehensive (loss)/income, net of tax	67,046	9,990	(16,323)
Total comprehensive loss	(334,235)	(49,801)	(958,804)
Total comprehensive loss attributable to:
Owners of the Company	¥ (334,235)	$ (49,801)	¥ (958,804)